UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06258)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2015

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
8/31/14 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
MAC — Municipal Assurance Corporation
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.1%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (90.0%)

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds (Salt River), Ser. A, 5s, 1/1/27	Aa1	$1,000,000	$1,126,270

AZ Board of Regents Syst. VRDN (AZ State U.), Ser. B, 0.06s, 7/1/34	VMIG1	600,000	600,000

AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF Administration Bldg.), 5s, 7/1/21	A3	700,000	731,136

AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. D, 5 1/2s, 1/1/38	AA-	1,750,000	1,891,418

AZ Hlth. Fac. Auth. VRDN (Catholic West), Ser. B, 0.06s, 7/1/35	VMIG1	500,000	500,000

AZ Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds (Kirksville College), 5 1/8s, 1/1/30	A-	750,000	815,543

AZ School Fac. Board COP, 5 3/4s, 9/1/22	A1	1,000,000	1,148,570

AZ State COP, Ser. A, AGM, 5s, 10/1/29	AA	500,000	545,265

AZ State Sports & Tourism Auth. Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, 5s, 7/1/30	A1	500,000	545,205

AZ State Trans. Board Hwy. Rev. Bonds
Ser. B, 5s, 7/1/31	AAA	500,000	559,660
Ser. A, 5s, 7/1/23	AA+	600,000	724,458

AZ State U. Nanotechnology, LLC Lease Rev. Bonds (Nanotechnology, LLC), Ser. A, AGO, 5s, 3/1/34	AA	500,000	530,070

AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25	Aaa	500,000	601,820

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), 7 1/4s, 12/1/19(F)	D/P	150,000	448

El Mirage G.O. Bonds, AGM, 5s, 7/1/42	AA	500,000	539,555

Flagstaff, G.O. Bonds, Ser. B, 5s, 7/1/21	Aa2	200,000	238,798

Glendale, Indl. Dev. Auth. Rev. Bonds
(Midwestern U.), 5 1/8s, 5/15/40	A-	1,250,000	1,327,475
(John C. Lincoln Hlth. Network), 5s, 12/1/42	A-	500,000	509,695
(John C. Lincoln Hlth. Network), Ser. B, 5s, 12/1/37	A-	500,000	506,515

Glendale, Wtr. & Swr. Rev. Bonds, 5s, 7/1/21	AA	500,000	585,840

Goodyear Cmnty., Facs. Utils. G.O. Bonds (Dist. No. 1), 4s, 7/15/21	A1	150,000	165,401

Goodyear, Wtr. & Swr. Rev. Bonds, AGM, 5 1/2s, 7/1/41	AA	500,000	556,685

Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev. Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.8s, 7/1/40	Aaa	35,000	35,303

Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A	1,000,000	1,125,170

Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Samaritan Hlth. Svcs.), Ser. A, NATL, U.S. Govt. Coll., 7s, 12/1/16 (Escrowed to maturity)	AAA/P	2,250,000	2,380,155

Maricopa Cnty., Indl. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24) (Waste Mgt., Inc.), 3 3/8s, 12/1/31	A-	250,000	253,360

Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	1,050,000	1,187,067
(Southern CA Edl. Co.), Ser. A, 5s, 6/1/35	Aa3	650,000	700,635

Maricopa Cnty., Poll. Control Corp. VRDN (AZ Public Svc., Co.), 0.03s, 5/1/29	VMIG1	500,000	500,000

Maricopa Cnty., Regl. Pub. Trans. Auth. Fund Rev. Bonds (Trans. Excise Tax), 5 1/4s, 7/1/24	AA+	250,000	316,530

Maricopa Cnty., Unified School Dist. G.O. Bonds (No. 60 Higley School Impt.), Ser. C, 5s, 7/1/27	A1	1,000,000	1,106,020

McAllister, Academic Village Rev. Bonds (AZ State U. Hassayampa), 5 1/4s, 7/1/26	AA-	1,000,000	1,100,070

Mesa, St. & Hwy. Rev. Bonds, 5s, 7/1/21	AA	500,000	601,600

Mesa, Util. Syst. Rev. Bonds, 5s, 7/1/35	Aa2	750,000	832,635

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16) (AZ Pub. Svc. Co.), Ser. E, 5 3/4s, 6/1/34	A3	800,000	862,536

Northern AZ U. Rev. Bonds
5s, 6/1/36	A1	450,000	497,885
5s, 6/1/34	A1	250,000	283,588

Peoria, Dev. Auth. Inc. Rev. Bonds, 5s, 7/1/23	AA+	500,000	580,230

Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC Coll., 5.8s, 12/1/39	Aaa	30,000	31,465

Phoenix, G.O. Bonds, 4s, 7/1/24	Aa1	500,000	578,165

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5s, 7/1/40	A1	500,000	534,295

Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic Plaza), Ser. B, FGIC, NATL
5 1/2s, 7/1/43	AA	1,000,000	1,339,010
5 1/2s, 7/1/32	AA	1,000,000	1,296,210

Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev. Bonds
5 1/2s, 7/1/24	AAA	500,000	580,340
5s, 7/1/29	AA+	500,000	597,215

Phoenix, Civic Impt. Corp. Wtr. Syst. Rev. Bonds, Ser. A, 5s, 7/1/39	AAA	500,000	556,710

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6s, 7/1/32	BB/F	250,000	257,583
(Choice Academies, Inc.), 4 7/8s, 9/1/22	BB+	200,000	207,708

Pima Cnty., G.O. Bonds, 5s, 7/1/26	AA-	490,000	563,755

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa1	950,000	960,602
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	200,000	200,000
(Metro Police Fac.), Ser. A, 5 1/4s, 7/1/31	Aa2	400,000	425,692
(Providence Day School, Inc.), 5 1/8s, 12/1/40	BBB+	500,000	520,670
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	125,000	124,993

Pima Cnty., Regl. Trans. Fund Excise Tax Rev. Bonds, 5s, 6/1/23	AA+	195,000	239,766

Pima Cnty., Swr. Rev. Bonds
Ser. B, 5s, 7/1/26	AA-	500,000	576,950
AGM, 5s, 7/1/23	AA	250,000	288,363

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	350,000	389,351

Pinal Cnty., Elec. Syst. Rev. Bonds (Dist. No. 4), 6s, 12/1/38	A-	500,000	549,260

Rio Nuevo, Multi-Purpose Fac. Dist. Rev. Bonds, AGO, 6s, 7/15/19	AA	1,000,000	1,168,300

Salt River Agricultural Impt. & Pwr. Dist. Rev. Bonds, Ser. A, 5s, 12/1/30	Aa1	1,000,000	1,169,570

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	A-	150,000	181,230
5s, 12/1/37	A-	750,000	855,368

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), Ser. A, 5 1/4s, 9/1/30	A2	1,250,000	1,251,275

Scottsdale, Muni. Property Corp. Excise Tax Rev. Bonds
5s, 7/1/24	AAA	1,225,000	1,506,456
5s, 7/1/21	AAA	300,000	363,318

Student & Academic Svcs., LLC Rev. Bonds (Northern AZ Cap. Facs. Fin. Corp.), BAM, 5s, 6/1/25	AA	200,000	235,970

Sundance Cmnty., Facs. Dist. G.O. Bonds, MAC, 4s, 7/15/24	AA	250,000	263,145

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6 1/4s, 12/1/42	BB-/P	250,000	263,338

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds
6 1/2s, 7/1/39	BBB+	500,000	583,175
6 1/4s, 7/1/29	BBB+	500,000	581,000
5s, 7/1/35	BBB+	250,000	253,073

U. of AZ Rev. Bonds, Ser. A, AMBAC, 5s, 6/1/18 (Prerefunded, 6/1/15)	Aa2	500,000	517,890

U. of AZ Board of Regents Syst. Rev. Bonds
Ser. A, 5s, 6/1/35	Aa2	500,000	543,870
5s, 6/1/20	Aa2	200,000	238,124
5s, 6/1/19	Aa2	300,000	352,389

Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 4.4s, 7/15/21	A1	500,000	516,630

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/1/33	Baa1	100,000	109,601

Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	A-	500,000	515,645

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	265,000	266,211

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds (Yuma Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/1/32	A-	400,000	461,432

			50,127,724
Guam (2.0%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	250,000	273,020

Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6s, 11/1/26	BBB+	250,000	291,340

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	250,000	273,703

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	150,000	163,440

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	100,000	112,077

			1,113,580
Mississippi (0.5%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.04s, 12/1/30	VMIG1	300,000	300,000

			300,000
Pennsylvania (0.9%)

PA Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (1/2/15) (Republic Services, Inc.), Ser. A, 0.4s, 4/1/19	BBB+	500,000	500,000

			500,000
Puerto Rico (2.1%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 1/2s, 5/15/39	Ba1	100,000	91,670

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/22	BB	485,000	392,966

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6s, 7/1/20	BB	400,000	324,028

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 1/2s, 8/1/37	BBB-	175,000	141,509
Ser. C, 5 1/4s, 8/1/40	BBB	230,000	196,225

			1,146,398
Virgin Islands (1.6%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	150,000	167,147
Ser. A-1, 5s, 10/1/39	Baa2	175,000	183,535
Ser. A, 5s, 10/1/25	Baa2	200,000	220,424

VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/31	A3	345,000	336,582

			907,688
TOTAL INVESTMENTS

Total investments (cost $49,889,488)(b)			$54,095,390

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through August 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $55,725,642.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $49,879,205, resulting in gross unrealized appreciation and depreciation of $4,379,703 and $163,518, respectively, or net unrealized appreciation of $4,216,185.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	23.1%
	Tax bonds	15.0
	Education	14.5
	Health care	14.4
	Local debt	11.2

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$54,094,942	$448

Totals by level	$—	$54,094,942	$448

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2014